UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

Copy to:

(Name and Address of Agent for Service)
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Elfun International Equity Fund

Schedule of Investments—March 31, 2017 (Unaudited)

Common Stock – 99.2% †	Number of Shares	Fair Value
Australia – 0.8%
Suncorp Group Ltd.	161,472	$1,627,193
Belgium – 1.0%
Anheuser-Busch InBev S.A.	19,963	2,197,061
Canada – 2.4%
Brookfield Asset Management Inc., Class A	29,978	1,089,067
Cenovus Energy Inc.	159,841	1,803,777
Seven Generations Energy Ltd., Class A	115,941	2,112,523	(a)
		5,005,367
China – 1.0%
NetEase Inc. ADR	7,796	2,214,064
France – 12.1%
Airbus SE	35,303	2,693,300
AXA S.A.	125,497	3,255,634
BNP Paribas S.A.	86,460	5,773,106
Sanofi	38,634	3,496,581
Schneider Electric SE	40,930	3,004,393
Valeo S.A.	42,058	2,808,296
Vivendi S.A.	190,036	3,704,285
Zodiac Aerospace	43,495	1,090,895
		25,826,490
Germany – 9.1%
Bayer AG	29,312	3,387,436
Fresenius SE & Company KGaA	35,975	2,898,476
HeidelbergCement AG	34,647	3,252,095
KION Group AG	30,440	1,993,471
Linde AG	6,951	1,160,516
SAP SE	36,183	3,559,581
Wacker Chemie AG	9,938	1,026,248
Zalando SE	52,583	2,132,907	(a)
		19,410,730
Hong Kong – 1.9%
AIA Group Ltd.	628,567	3,963,171
India – 2.5%
ICICI Bank Ltd.	615,483	2,619,369
Power Grid Corporation of India Ltd.	923,858	2,806,360
		5,425,729
Ireland – 1.1%
Kerry Group PLC, Class A	30,953	2,439,895
Italy – 1.2%
Intesa Sanpaolo S.p.A.	934,317	2,544,214
Japan – 26.0%
Daikin Industries Ltd.	35,500	3,563,381
East Japan Railway Co.	6,000	521,978
FANUC Corp.	25,300	5,181,244
Fuji Heavy Industries Ltd.	71,600	2,623,556
Kao Corp.	67,300	3,686,612
Keyence Corp.	11,000	4,400,790
Komatsu Ltd.	152,700	3,976,120
Mitsubishi Estate Company Ltd.	143,459	2,613,495
Mitsubishi UFJ Financial Group Inc.	681,200	4,277,444
Mitsui Fudosan Company Ltd.	148,518	3,164,154
Murata Manufacturing Company Ltd.	17,697	2,514,870
Nidec Corp.	41,800	3,974,432
Secom Company Ltd.	44,800	3,203,906
Sekisui House Ltd.	182,900	3,005,384	(b)
Shimano Inc.	17,900	2,610,383
SoftBank Group Corp.	62,001	4,374,512
Tokio Marine Holdings Inc.	39,600	1,668,865
		55,361,126
Netherlands – 5.4%
ASML Holding N.V.	37,869	5,038,545
ING Groep N.V.	212,343	3,218,168
NXP Semiconductors N.V.	30,856	3,193,596	(a)
		11,450,309
Norway – 1.6%
Statoil ASA	205,451	3,509,141
Portugal – 0.7%
Galp Energia SGPS S.A.	96,453	1,467,469	(b)
South Africa – 1.8%
Naspers Ltd., Class N	21,604	3,729,897
South Korea – 1.6%
KEPCO Plant Service & Engineering Company Ltd.	10,024	559,329
Samsung Electronics Company Ltd.	1,556	2,866,279
		3,425,608
Spain – 2.1%
Banco Bilbao Vizcaya Argentaria S.A.	433,238	3,368,696
Iberdrola S.A.	155,401	1,114,432
		4,483,128
Sweden – 4.8%
Assa Abloy AB, Class B	167,292	3,453,280
Hexagon AB, Class B	65,469	2,639,790
Svenska Cellulosa AB SCA, Class B	47,308	1,531,312
Telefonaktiebolaget LM Ericsson, Class B	372,505	2,494,965
		10,119,347
Switzerland – 7.9%
Geberit AG	5,802	2,502,926
Givaudan S.A.	1,529	2,755,698
Nestle S.A.	82,915	6,365,970
Roche Holding AG	20,092	5,134,656
		16,759,250
Taiwan – 1.7%
Taiwan Semiconductor Manufacturing Company Ltd.	582,900	3,630,818
United Kingdom – 12.5%
Barclays PLC	1,125,527	3,168,092
BHP Billiton PLC	245,306	3,785,208
Johnson Matthey PLC	58,545	2,254,794
Prudential PLC	108,338	2,284,046
Shire PLC	73,646	4,292,345
Smith & Nephew PLC	213,689	3,249,242
TechnipFMC PLC	46,950	1,536,088	(a)
Vodafone Group PLC	1,466,191	3,815,303
WPP PLC	97,931	2,145,461
		26,530,579
Total Common Stock (Cost $190,761,394)		211,120,586

Short-Term Investments – 0.5%

State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.66% (Cost $1,009,059)	1,009,059	1,009,059	(c,d)
Total Investments (Cost $191,770,453)		212,129,645

Other Assets and Liabilities, net – 0.3%		539,544

NET ASSETS – 100.0%		$212,669,189

Other Information:

The Fund had the following short futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
MSCI EAFE Mini Index Futures	June 2017	11	$(980,100)	$(3,134)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2017.
Abbreviations:
ADR	American Depositary Receipt
The Fund was invested in the following sectors at March 31, 2017 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	11.77%
Pharmaceuticals	5.67%
Building Products	4.49%
Packaged Foods & Meats	4.15%
Wireless Telecommunication Services	3.86%
Electronic Equipment & Instruments	3.32%
Electrical Components & Equipment	3.29%
Semiconductors	3.22%
Integrated Oil & Gas	3.20%
Life & Health Insurance	2.94%
Specialty Chemicals	2.85%
Construction Machinery & Heavy Trucks	2.81%
Diversified Real Estate Activities	2.72%
Industrial Machinery	2.44%
Semiconductor Equipment	2.37%
Biotechnology	2.02%
Electric Utilities	1.85%
Diversified Metals & Mining	1.78%
Aerospace & Defense	1.78%
Cable & Satellite	1.76%
Movies & Entertainment	1.75%
Personal Products	1.74%
Application Software	1.68%
Property & Casualty Insurance	1.55%
Multi-Line Insurance	1.53%
Construction Materials	1.53%
Healthcare Equipment	1.53%
Security & Alarm Services	1.51%
Home Building	1.42%
Healthcare Services	1.37%
Technology Hardware, Storage & Peripherals	1.35%
Auto Parts & Equipment	1.32%
Automobile Manufacturers	1.24%
Leisure Products	1.23%
Electronic Components	1.19%
Communications Equipment	1.18%
Internet Software & Services	1.04%
Brewers	1.04%
Advertising	1.01%
Internet & Direct Marketing Retail	1.01%
Oil & Gas Exploration & Production	1.00%
Oil & Gas Equipment & Services	0.72%
Household Products	0.72%
Industrial Gases	0.55%
Asset Management & Custody Banks	0.51%
Diversified Support Services	0.26%
Railroads	0.25%

99.52%

Short-Term Investments
Short-Term Investments	0.48%

0.48%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/Interest Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,981,686	$6,981,686	13,628,097	19,600,724	1,009,059	$1,009,059	$3,302	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	4,577,575	4,577,575	—	—	230	—

		$6,981,686				$1,009,059	$3,532	$—

Notes to Schedule of Investments March 31, 2017 (Unaudited)

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended March 31, 2017, the Fund invested in stock index futures contracts for the purpose of gaining market exposure and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun International Equity Fund	Investments in Securities†
	Common Stock	$211,120,586	$—	$—	$211,120,586
	Short-Term Investments	1,009,059	—	—	1,009,059

	Total Investments in Securities	$212,129,645	$—	$—	$212,129,645

	Other Financial Instruments*
	Short Futures Contracts - Unrealized Depreciation	$(3,134)	$—	$—	$(3,134)

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2017, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$194,692,841	$28,731,072	$(11,294,268)	$17,436,804

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: May 23, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer and Principal Financial Officer

Date: May 23, 2017